Deferred income tax	12 Months Ended
Dec. 31, 2019
Deferred income tax
Deferred income tax

22          Deferred income tax

	2018	2019
	RMB’000	RMB’000
The deferred tax assets comprise temporary differences attributable to:
—Tax losses	12,254	17,478
—Others	—	2,422
	12,254	19,900
The deferred tax liabilities comprise temporary differences attributable to:
—Medical licenses and tradenames	(1,971)	(12,248)
—Others	—	(581)
	(1,971)	(12,829)

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current income tax assets against current income tax liabilities and when the deferred income taxes relate to the same fiscal authority. The balances shown in the consolidated balance sheets are, after appropriate offsetting, as follows:

	2018	2019
	RMB’000	RMB’000
Deferred income tax assets:
—Deferred income tax assets to be recovered after more than 12 months	12,254	19,765
—Deferred income tax assets to be recovered within 12 months	—	9
	12,254	19,774
Deferred income tax liabilities:
—Deferred income tax liabilities to be settled after more than 12 months	(1,847)	(12,031)
—Deferred income tax liabilities to be settled within 12 months	(124)	(672)
	(1,971)	(12,703)
Deferred income tax assets – net	10,283	7,071

The movement in deferred income tax assets and liabilities during the year, without taking into consolidation the offsetting of balances within the same taxation jurisdiction is as follows:

The gross movement on deferred income tax accounts is as follows:

	2018	2019
	RMB’000	RMB’000
At 1 January	9,274	10,283
Acquisition of a subsidiary (Note 30)	(283)	(9,377)
Disposal of subsidiaries (Note 31)	(1,273)	(184)
Credited to consolidated statement of comprehensive income	2,565	6,357
Translation adjustment	—	(8)
At 31 December	10,283	7,071

Deferred income tax assets

	Tax losses	Others	Total
	RMB’000	RMB’000	RMB’000
At 1 January 2018	11,922	—	11,922
Disposal of a subsidiary (Note 31)	(1,273)	—	(1,273)
Credited to consolidated statement of comprehensive income	1,605	—	1,605
At 31 December 2018 and 1 January 2019	12,254	—	12,254
Acquisition of a subsidiary (Note 30)	1,445	104	1,549
Disposal of a subsidiary (Note 31)	(182)	(2)	(184)
Credited to consolidated statement of comprehensive income	3,961	2,320	6,281
At 31 December 2019	17,478	2,422	19,900

Deferred income tax liabilities

	Medical licenses
	and tradenames	Others	Total
	RMB’000	RMB’000	RMB’000
At 1 January 2018	2,648	—	2,648
Acquisition of a subsidiary (Note 30)	283	—	283
Credited to consolidated statement of comprehensive income	(960)	—	(960)
At 31 December 2018 and 1 January 2019	1,971	—	1,971
Acquisition of a subsidiary (Note 30)	10,868	58	10,926
(Credited)/charge to consolidated statement of comprehensive income	(591)	515	(76)
Translation adjustment	—	8	8
At 31 December 2019	12,248	581	12,829

Deferred income tax assets are recognised for tax loss carry‑forwards to the extent that the realisation of the related tax benefit through the future taxable profits is probable. The Group has unrecognised tax losses as at 31 December 2019 of RMB13,850,000 (2018: RMB1,204,000) which can be carried forward against future taxable income and their expiry dates are as follows:

	2018	2019
	RMB’000	RMB’000
Tax loss expiring within 5 years	1,204	13,850

Deferred income tax liabilities of RMB19,160,000 (2018: RMB23,607,000) have not been recognised for the withholding tax that would be payable on the unremitted earnings of certain subsidiaries. Such earnings are not expected to be distributed to the subsidiaries incorporated outside the PRC in near future.